Trade and other receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Trade receivables			£ 329	£ 33
Prepayments	£ 1,200	355	376	607
Other receivables		282	301	394
Total trade and other receivables		637	1,006	1,034
Less: non-current portion
Current portion	£ 1,922	£ 637	£ 1,006	£ 1,034